PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [text block]
Thousands of U.S. dollars
12/31/2019 Additions Payments Reversal Transfers
Translation
differences 12/31/2020
Non-current
Provisions for liabilities

24,295 15,709 (9,836) (7,030) - (4,973) 18,165
Provisions for taxes

9,394 12,441 (103) (1,764) - (1,997) 17,971
Provisions for dismantling

9,599 579 (97) - - (1,702) 8,379
Other provisions

5,038 403 (64) (1,600) 78 (2,753) 1,102
Total non-current 48,326 29,132 (10,100) (10,394) 78 (11,425) 45,617
Current
Provisions for liabilities

11,533
14,769
(1,689) (9,096) - (807) 14,710
Provisions for taxes

2,002
29
- - - (106) 1,925
Provisions for dismantling

314
2
- (120) (78) (94) 24
Other provisions

4,922
4,116
(2,506) (1,564) - 248 5,216
Total current 18,771 18,916 (4,195) (10,780) (78) (759) 21,875
Thousands of U.S. dollars
12/31/2020 Additions Payments Reversal Transfers
Translation
differences 12/31/2021
Non-current
Provisions for liabilities

18,165 13,519 (9,501) (3,935) - (1,158) 17,090
Provisions for taxes

17,971 8,406 (2,319) (12,903) - (654) 10,501
Provisions for dismantling

8,379 1,878 (59) (3) (265) (857) 9,073
Other provisions

1,102 427 (15) (642) - 136 1,008
Total non-current 45,617 24,230 (11,894) (17,483) (265) (2,533) 37,672
Current
Provisions for liabilities

14,710
17,201
(11,483) (8,437) (5) (1,974) 10,012
Provisions for taxes

1,925
173
(1,253) - - (576) 269
Provisions for dismantling

24
184
- - 265 11 484
Other provisions

5,216
2,345
(1,629) (77) 5 391 6,251
Total current 21,875 19,903 (14,365) (8,514) 265 (2,148) 17,016
21) PROVISIONS

AND

CONTINGENCIES
Movements

in provisions

in 2020

and 2021 are

as follow:
“Provision for

dismantling”

corresponds

to the necessary

cost of dismantling of the installations

held under operating leases

to bring them
to

its

original

condition.“Provisions

for

liabilities”

mainly

relate

to

provisions

for

labor,

related

legal

claims

underway

in

Brazil

amounting

to
13,782 thousand

U.S

dollars and other

labor liabilities.

Atento

Brasil S.A. has made payments

in escrow related to legal claims

from ex-employees,
amounting to

26,763 thousand

U.S. dollars and 23,620

thousand

U.S. dollars as of December

31, 2020 and

2021, respectively.
“Provisions

for

taxes” mainly

relate to

probable

contingencies

in Brazil

with respect

to social

security

payments

and

other

taxes,

which
are subject

to interpretations

by

tax authorities.

Atento

Brasil S.A. has

made

payments

in escrow

related

to taxes

claims

of 2,393

thousand

U.S.
dollars

and 769 thousand

U.S.

dollars

as of December

31, 2020 and 2021,

respectively.
As of December

31, 2021, main

lawsuits outstanding

in

the courts

in Brazil

and in Mexico

were as

follows:
Brazil
Labor Litigation
As of

December

31,

2021,

Atento

Brasil was

involved

in 8,411

labor-related

disputes

(9,208 labor disputes

as of

December

31,

2020),
being 8,271

of labor massive and

56 of outliers and

84 others, filed by

Atento’s

employees or ex-employees

for various reasons,

such as dismissals
or claims

over

employment

conditions

in

general.

The total

amount

of the

main claims

classified

as possible

was

29,134

thousand

U.S. dollars
(33,598 thousand

U.S. dollars on December

31, 2020),

of which 16,133

thousand

U.S.

dollars

Labor Massive

-related, 2,717 thousand

U.S.

dollars
Labor Outliers-related

and 12,544

thousand

U.S.

dollars Special

Labor cases

related.
Civil Litigation
As of December

31,

2021, Atento

Brasil

S.A. is party

to 9

civil lawsuits

ongoing

for various

reasons

(10 on December

31, 2020) which,
according

to the Company’s

external attorneys,

materialization

of the risk event

is possible.

The total amount

of the claims

is 3,259 thousand

U.S.
dollars

(3,464 thousand

U.S. dollars on December

31, 2020).
Tax

Litigation
As of December

31, 2021 Atento,

Brasil is party

to 74 disputes

ongoing with the

tax authorities

and social

security authorities

for various
reasons

relating to infraction

proceedings

filed (42

on December

31, 2020)

which, according

to the Company’s

external attorneys,

materialization
of the

risk event

is possible.

The

total

amount

of

these

claims

is 32,699

thousand

U.S. dollars

(38,198

thousand

U.S dollars

on

December

31,
2020).

In March 2018, Atento

Brasil S.A. an indirect subsidiary of Atento

S.A.

received a tax notice from

the Brazilian Federal

Revenue Service,
related

to Corporate

Income

Tax

(IRPJ)

and

Social Contribution

on Net

Income

(CSLL)

for

the period

from

2013

to 2015.

Tax

authorities

has
challenged

the

disallowance

of

the

expenses

related

to

goodwill

tax

amortization,

the

deductibility

of certain

financing

costs

originated by

the
acquisition

of

Atento

Brasil S.A. by

Bain Capital

in 2012,

and

the Withholding

Income

Tax

for the

period

of 2012

related

to

payments

made to
certain

of our former

sha

reholders.
The amount of the tax assessment

from the Brazilian Federal Revenue

Service,

not including interest and

penalties, was 350,542

thousand
Brazilian Reais

(approximately

62,028 thousand

U.S.

dollars

considering the

current currency

exchange

rate) and was

assessed

by the Company’s
outside legal

counsel

as possible loss

to the merit

discussion.

Since we

disagree with

the proposed

tax assessment,

we are

defending our position,
which we

believe is meritorious,

through applicable

administrative

and, if necessary,

judicial remedies.

On September

26th, 2018

the Federal

Tax
Office issued

a decision accepting the application of the statute of limitation on the withholding tax discussion.

We and the Public Attorney appealed
to the Administrative Tribunal

(CARF). On February

11th, 2020

CARF issued

a partially favourable decision

to Atento, confirming

the application
of the

statute

of limitation

on

the withholding

tax

discussion

and reducing

the penalty

imposed.

On

September

18,

2020

the decision

issued

by
CARF

regarding

the

Withholding

Income

Tax

became

final

(the

Public

Attorney

filed

a Special

Appeal

challenging

the

penalty

reduction

and
Atento

Brasil filed a Special Appeal

challenging

the goodwill

and the financing

costs

discussion. Both Appeals

were not judged yet). Thus,

the tax
at

stake was

reduced

from

350,542

thousand

Brazilian Reais

to 230,771

thousand

Brazilian Reais

(approximately

40,844 thousand

U.S. dollars
considering

the

current

currency

exchange

rate).

Based

on

our

interpretation

of

the

relevant

law

and based

on

the advice

of our

legal

and

tax
advisors, we

believe the

position we

have taken is

sustainable.

Consequently,

no provisions are

recognized

regarding these

proceedin

gs.
Afterward

the issuance

of the tax notice in March 2018,

the Brazilian tax administration

started a procedure

to audit the Corporate Income
Tax

(IRPJ)

and Social Contribution

on Net Income

(CSLL) of Atento

Brasil S.A.

for the period

from 2016

to 2017. This

tax audi

t

was concluded
on

July

10th,

2020

with

the notification

of

a tax

assessment

that rejected

the

deductibility

of the

above

-mentioned

financing

expenses

and the
deductibility

of the tax amortization

of goodwill.
The

total tax

assessment

notified by

the Brazilian

Federal

Revenue

Service,

not including

interest

and

penalties, was

101,604

thousand
Brazilian Reais

(approximately

17,979 thousand

U.S. dollars considering

the current

currency exchange

rate). We

disagree

with the

proposed

tax
assessment

and

we

are

defending

our

position,

which

we

believe

is

meritorious,

through

applicable

administrative

and,

if

necessary,

judicial
remedies.
Legal Proceedings

– Others
Atento

Brasil S.A.

an indirect

subsidiary

of Atento S.A

is a party

of others

judicial

and administrative

proceedings

classified

as possible
based

on the

analysis

of

its

legal

counsel

and

external

lawyers

such

as: 1)

administrative

compensation

of

amounts

collected

as social

security
contributions

on transportation

vouchers,

food stamps

and medical expenses.

The thesis

defended

by the

Company determines that

this taxation is
unconstitutional

and, therefore,

there

is the possibility

of compensation

for the

collection

referring to

the past.

High Court

has

not yet judged

the
thesis. The

exposition

calculated by

experts refers

to $8.0 million

as of December

31, 2021.
Mexico
At December

31, 2021, Atento

Mexico through

its two entities

(Atento Servicios,

S.A. de C.V.

and Atento

Atencion y

Servicios,

S.A. de
C.V.)

is a party of labor related

disputes

filed by Atento employees that

abandoned

their employment

or former employees

that base their

claim on
justified

termination

reasons,

total

ling 14,486

U.S. dollars

(Atento

Servicios,

S.A. de

C.V.

10,089

U.S.

dollars

and Atento

Atencion y

Servicios,
S.A. de C.V.

4,397 U.S. dollars),

according

to the

external labor

law firm

for possible risk

labor disputes.